Vanguard Explorer Fund
Supplement Dated July 1, 2020, to the Prospectus and Summary Prospectus Dated February 27, 2020
Important Change to Vanguard Explorer Fund (the Fund)
Effective immediately, Matthew Lilling has replaced Derek Deutsch as a co-portfolio manager on ClearBridge Investments, LLC’s (ClearBridge) portion of the Fund.
All references to Mr. Deutsch and corresponding disclosure related to Mr. Deutsch in the Fund’s Prospectus and Summary Prospectus are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Derek Deutsch under the heading “Investment Advisors”:
Matthew Lilling, CFA, Portfolio Manager at ClearBridge. He has co-managed a portion of the Fund since July 2020.
Prospectus Text Changes
The following replaces Derek Deutsch in the Investment Advisors section:
Matthew Lilling, CFA, Portfolio Manager at ClearBridge. He has worked in investment management since 2006, has been with ClearBridge since 2010, has managed investment portfolios since 2020, and has co-managed a portion of the Fund since July 2020. Education: B.A., Emory University; M.B.A., Columbia Business School.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 024A 072020
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Vanguard Explorer Fund
Supplement Dated July 1, 2020, to the Statement of Additional Information Dated February 27, 2020
Important Changes to Vanguard Explorer Fund (the Fund)
Effectively immediately, Matthew Lilling has replaced Derek Deutsch as a co-portfolio manager on ClearBridge Investments, LLC’s (ClearBridge) portion of the Fund.
All references to Mr. Deutsch and corresponding disclosure related to Mr. Deutsch in the Fund’s Statement of Additional Information are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following changes apply to sub-section B. ClearBridge Investments, LLC (ClearBridge).
The text and table under the sub-heading “1. Other Accounts Managed” on page B-39 is replaced as follows:
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2019 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Jeffrey Russell	Registered investment companies[1]	5	$21.6B	2	$18.8B
	Other pooled investment vehicles	2	$38.6M	0	$0
	Other accounts	1,171	$460.5M	0	$0
Brian Angerame	Registered investment companies[1]	6	$19.8B	2	$18.8B
	Other pooled investment vehicles	2	$42.1M	0	$0
	Other accounts	2,105	$692.3M	0	$0
Aram Green	Registered investment companies[1]	7	$22.3B	2	$18.8B
	Other pooled investment vehicles	3	$46.5M	0	$0
	Other accounts	1,171	$460.5M	0	$0
Matthew Lilling	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Includes Vanguard Explorer Fund which held assets of $16.1 billion as of October 31, 2019.
2 Information provided as of March 31, 2020.
In the same sub-section, the following is added under the sub-heading “4. Ownership of Securities” on page B-41:
As of March 31, 2020, Mr. Lilling did not own any shares of Vanguard Explorer Fund.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 024A 072020